Financial structure and financial costs - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 18,963
Unutilized credit facilities	18,510
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(43,961)	$ (48,630)	$ (56,873)
Non-current financial assets excluding derivative financial instruments	1,428	1,522	1,451
Current borrowings	(15,502)	(15,035)	(17,099)
Other current financial liabilities	(488)	(372)	(203)
Current financial assets	8,746	12,315	4,630
Assets and liabilities available for sale or exchange	38	4	(313)
Cash and cash equivalents	33,026	21,342	31,268	$ 27,352
Net amount before financial expense	(16,713)	(28,854)	(37,139)
Financial expense on non-current financial debt	(7,236)	(8,550)	(9,775)
Interest differential on swaps	(2,261)	(1,970)	(1,769)
NET AMOUNT	(26,210)	(39,374)	(48,683)
Financial assets and liabilities related to operating activities
Accounts payable	(41,346)	(36,837)	(23,574)
Other operating liabilities	(35,186)	(27,294)	(14,302)
Accounts receivable, net	24,378	21,983	14,068
Other operating receivables	28,289	29,553	8,043
TOTAL	(23,865)	(12,595)	(15,765)
Not later than one year
Maturity of financial assets and liabilities
Current borrowings	(15,502)	(15,035)	(17,099)
Other current financial liabilities	(488)	(372)	(203)
Current financial assets	8,746	12,315	4,630
Assets and liabilities available for sale or exchange	38	4	(313)
Cash and cash equivalents	33,026	21,342	31,268
Net amount before financial expense	25,820	18,254	18,283
Financial expense on non-current financial debt	(662)	(821)	(930)
Interest differential on swaps	(431)	(217)	(163)
NET AMOUNT	24,727	17,216	17,190
Year 2
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(6,719)	(6,073)	(9,849)
Non-current financial assets excluding derivative financial instruments	367	41	59
Net amount before financial expense	(6,352)	(6,032)	(9,790)
Financial expense on non-current financial debt	(583)	(786)	(888)
Interest differential on swaps	(312)	(235)	(149)
NET AMOUNT	(7,247)	(7,053)	(10,827)
Year 3
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(4,527)	(6,328)	(5,762)
Non-current financial assets excluding derivative financial instruments	85	41	42
Net amount before financial expense	(4,442)	(6,287)	(5,720)
Financial expense on non-current financial debt	(515)	(664)	(825)
Interest differential on swaps	(264)	(232)	(158)
NET AMOUNT	(5,221)	(7,183)	(6,703)
Year 4
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(3,356)	(4,420)	(5,990)
Non-current financial assets excluding derivative financial instruments	85	38	45
Net amount before financial expense	(3,271)	(4,382)	(5,945)
Financial expense on non-current financial debt	(449)	(576)	(696)
Interest differential on swaps	(272)	(229)	(173)
NET AMOUNT	(3,992)	(5,187)	(6,814)
Year 5
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(3,503)	(3,314)	(4,321)
Non-current financial assets excluding derivative financial instruments	85	37	46
Net amount before financial expense	(3,418)	(3,277)	(4,275)
Financial expense on non-current financial debt	(416)	(506)	(603)
Interest differential on swaps	(221)	(221)	(196)
NET AMOUNT	(4,055)	(4,004)	(5,074)
More than 5 years
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(25,856)	(28,495)	(30,951)
Non-current financial assets excluding derivative financial instruments	806	1,365	1,259
Net amount before financial expense	(25,050)	(27,130)	(29,692)
Financial expense on non-current financial debt	(4,611)	(5,197)	(5,833)
Interest differential on swaps	(761)	(836)	(930)
NET AMOUNT	(30,422)	(33,163)	(36,455)
Not later than 3 months
Financial structure, financial costs and financial instruments
Unutilized credit facilities	8,000
Derivative financial instruments related to commodity contracts
Financial assets and liabilities related to operating activities
Other operating liabilities	(18,774)	(16,166)	(3,666)
Other operating receivables	20,220	$ 22,412	$ 1,428
TotalEnergies SE
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 17,527